CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (FY) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue		$ 1,149,670,000	$ 943,747,000	$ 724,743,000
Costs and expenses
Cost of revenue	[1],[2]	1,054,217,000	865,788,000	658,638,000
General and administrative expenses		89,887,000	77,048,000	44,033,000
Total costs and expenses		1,144,104,000	942,836,000	702,671,000
Income (Loss) from operations		5,566,000	911,000	22,072,000
Other income (expense)
Interest expense		(3,417,000)	(1,419,000)	(1,116,000)
Interest income		151,000	127,000	32,000
Other income, net		289,000	736,000	180,000
Income before income taxes		2,589,000	355,000	21,168,000
Income tax expense (benefit)		0	460,000	(783,000)
Net income (loss) before noncontrolling interest		2,589,000	(105,000)	21,951,000
Net income (loss) attributable to Legacy AON Shareholders prior to the reverse recapitalization		2,589,000	(105,000)	21,951,000
Net loss attributable to Class A Common Stockholders		$ 0	$ 0	$ 0
Earnings (loss) per Class A Common Stock:
Earnings (loss) per unit, basic (in usd per share)		$ 0	$ 0	$ 0
Earnings (loss) per unit, diluted (in usd per share)		$ 0	$ 0	$ 0
Other comprehensive loss:
Unrealized losses on marketable securities		$ (117,000)	$ 0	$ 0
Other comprehensive gain (loss)		(117,000)	0	0
Comprehensive income (loss)		2,472,000	(105,000)	21,951,000
Patient Service Revenue, Net [Member]
Revenue
Revenue		1,137,932,000	938,242,000	714,678,000
HHS Grant Income [Member]
Revenue
Revenue		0	0	6,841,000
Other Revenue [Member]
Revenue
Revenue		$ 11,738,000	$ 5,505,000	$ 3,224,000
Class A Units [Member]
Earnings (loss) per Class A Common Stock:
Earnings (loss) per unit, basic (in usd per share)		$ 0	$ 0	$ 0
Earnings (loss) per unit, diluted (in usd per share)		$ 0	$ 0	$ 0
Weighted average Class A Common Stock outstanding:
Weighted average shares for basic loss per share (in shares)		0	0	0
Diluted weighted average common units outstanding (in shares)		0	0	0

[1]	Includes related party inventory expense of $922,148, $718,675, and $567,782 for the years ended December 31, 2022, 2021, and 2020, respectively
[2]	Includes related party rent expense of $2,643, $2,319, and $6,845 for the years ended December 31, 2022, 2021 and 2020, respectively